------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-09607
                                   ---------------------------------------------

                              Fairholme Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           51 JFK Parkway, Short Hills, NJ                  07078
--------------------------------------------------------------------------------
      (Address of principal executive offices)           (Zip code)


                             Mr. Bruce R. Berkowitz
                        Fairholme Capital Management, LLC
                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-417-5525
                                                    ----------------------------

Date of fiscal year end: 11/30/2003
                         ------------------

Date of reporting period: 05/31/2003
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s.s. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

                             ======================
                             ----------------------
                                    FAIRHOLME
                             ----------------------
                             ======================


                               SEMI-ANNUAL REPORT


________________________________________________________________________________
________________________________________________________________________________

                               THE FAIRHOLME FUND

________________________________________________________________________________
________________________________________________________________________________

                       A NO-LOAD CAPITAL APPRECIATION FUND


                            For the Six Months Ended:
                                  MAY 31, 2003


                             www.fairholmefunds.com
                                 (866) 202-2263

                               THE FAIRHOLME FUND
                             SEMI ANNUAL REPORT 2003


July 10, 2003

To Our Fellow Shareholders:

Below is a comparison of the Fund's performance and that of the Standard & Poor's 500 Index (both with dividends reinvested) for the six month period ended May 31, 2003 and since inception.

                                      6 MONTHS ENDED       SINCE
                                        MAY 31, 2003     INCEPTION

        THE FAIRHOLME FUND                 +6.0%           +64.8%
        S&P 500 INDEX                      +3.9%           -30.9%

The Fund experienced respectable performance during the first six months of fiscal 2003. However, please note that we measure performance by the business progress of our companies and not short-term price changes.

Our property/casualty insurers have raised prices while tightening terms and conditions. From these actions, White Mountains, Markel, and Mercury General all reported strong and growing earnings. Considering that many competitors of our well-managed companies continue to be plagued by past mistakes and today suffer from low interest rates, these trends should continue.

Berkshire Hathaway remains our largest holding. Berkshire has made several important acquisitions and the operating environment has improved for a number of its key businesses. This positive business momentum is not yet reflected in the stock price. But as Berkshire's growing intrinsic value rises further above a little-changed market value, we expect to profit as the spread narrows.

In November, the Fund made its first significant technology investment: WilTel Communications. Recently, Leucadia National made a preliminary offer to exchange its shares for the 52.6% of WilTel that it does not already own. However events unfold, WilTel should prove a worthwhile investment thanks to its enormous tax attributes and a unique carrier's carrier model.

The Fund continues to benefit from an ability to purchase parts of companies without regard to size. For example, we began to buy HomeFed Corporation (a remnant of a busted savings and loan) when the entire market value of the company was $45 million. Today, this "micro-cap" is an award winning real estate developer in Southern California that has tripled in value.

We recently invested in Alleghany, a $2 billion "small cap" holding company composed of several businesses and a sizeable investment portfolio. While shares don't trade actively, we knowingly sacrifice some liquidity for CEO John Burns and CFO David Cuming, who have a history of creating value for owners. The Fund's cost basis is a small premium to tangible book value, and Alleghany is worth more.

We continue to act with the  knowledge  that the golden  rule of  investing  is:
Don't Lose. And the best way we know to follow that rule is to buy parts of good businesses run by exceptional people at the right price. We are continually on the search to find the next Warren Buffett and Charlie Munger, Joe Steinberg and Ian Cumming, Jack Byrne - the next business thoroughbreds. While our search goes on, we will continue to buy more of what we know and understand best, subject only to paying the right price and the position limits imposed on the Fund by law.

When the stars align, we hold with the philosopher Mae West, who once said, "Too much of a good thing can be wonderful."

Please visit www.fairholmefunds.com to learn more about The Fairholme Fund and its adviser, Fairholme Capital Management, L.L.C. Thank you for your support.

With kind regards,

/s/ Bruce R. Berkowitz       /s/ Larry S. Pitkowsky         /s/ Keith D. Trauner

Bruce R. Berkowitz           Larry S. Pitkowsky             Keith D. Trauner

THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                        May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

    SHARES                                                         MARKET VALUE
    ------                                                         ------------
               COMMON STOCKS - 72.46%

               COMPUTERS - 0.92%
     180,000      Gateway, Inc.*                                   $    601,200
                                                                   ------------

               DIVERSIFIED HOLDING COMPANY - 40.18%
      16,814      Alleghany Corp.*                                    2,980,282
          66      Berkshire Hathaway, Inc.* Class A                   4,686,000
       4,540      Berkshire Hathaway, Inc.* Class B                  10,777,960
     203,500      Leucadia National Corp.                             7,761,490
                                                                   ------------
                                                                     26,205,732
                                                                   ------------
               HOME FURNISHINGS - 3.55%
      65,000      Ethan Allen Interiors, Inc.                         2,315,950
                                                                   ------------

               HOSPITAL AND MEDICAL SERIVICES - 3.41%
      60,000      Oxford Health Plans, Inc.*                          2,221,800
                                                                   ------------

               NEWSPAPERS: PUBLISHING AND PRINTING - 0.28%
       7,300      Daily Journal Corp.*                                  183,230
                                                                   ------------

               PROPERTY AND CASUALTY INSURANCE - 13.40%
      11,221      Markel Corp.*                                       2,830,497
      64,000      Mercury General Corp.                               3,032,320
       7,000      White Mountains Insurance Group Ltd.                2,877,000
                                                                   ------------
                                                                      8,739,817
                                                                   ------------

               REAL ESTATE OPERATIONS - 2.63%
     674,267      Homefed Corp.*                                      1,719,381
                                                                   ------------

               RETAILERS - 0.42%
      15,000      TJX Companies, Inc.                                   273,000
                                                                   ------------

               TELECOMMUNICATIONS - 7.67%
     341,129      WilTel Communications, Inc.*                        5,000,952
                                                                   ------------

TOTAL COMMON STOCKS (COST $38,897,350).......................        47,261,062
                                                                   ------------

               CLOSED-END MUTUAL FUNDS - 4.49%
     152,575      Gladstone Capital Corp.                             2,927,914
                                                                   ------------

TOTAL CLOSED-END MUTUAL FUNDS (COST $2,597,046)..............      $  2,927,914
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                            May 31, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

    SHARES                                                         MARKET VALUE
    ------                                                         ------------

               FOREIGN INVESTMENTS - 2.23%
     900,000      JZ Equity Partners PLC **                           1,452,420
                                                                   ------------

TOTAL FOREIGN INVESTMENTS (COST $1,961,120)..................         1,452,420
                                                                   ------------

     357,600   MISCELLANEOUS INVESTMENTS - 0.81%                        530,099
                                                                   ------------

TOTAL MISCELLANEOUS INVESTMENTS (COST $612,271)..............           530,099
                                                                   ------------

               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.31%
   3,000,000      FNMA 0.00%, 06/25/2003                              2,997,680
   3,000,000      T-Bill 0.00%, 06/19/2003                            2,998,230
   2,000,000      T-Bill 0.00%, 08/14/2003                            1,993,822
   2,000,000      T-Bill 0.00%, 09/11/2003                            1,995,600

                                                                   ------------

TOTAL U.S GOVERNMENT AND AGENCY OBLIGATIONS (COST $9,985,149)         9,985,332
                                                                   ------------

               CASH EQUIVALENTS - 5.07%

               MONEY MARKET FUNDS
   3,308,742      UMB Money Market                                    3,308,742
                                                                   ------------

TOTAL CASH EQUIVALENTS (COST $3,308,742).....................         3,308,742
                                                                   ------------


               TOTAL INVESTMENTS (COST $57,361,678) - 100.37%        65,465,569
                                                                   ------------

               LIABILITIES IN EXCESS OF OTHER ASSETS,
               NET - (0.37)%                                           (241,674)
                                                                   ------------

NET ASSETS - 100.00%.........................................      $ 65,223,895
                                                                   ============

*  Non-Income Producing Securities
** United Kingdom Security Denominated in U.S. Dollars

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

     Investments, at Market Value (Cost -- $57,361,678)            $ 65,465,569
     Cash                                                               397,670
     Dividends and Interest Receivable                                      910
     Receivable for Capital Shares Purchased                            124,046
                                                                   ------------
                 Total Assets                                        65,988,195
                                                                   ------------

LIABILITIES

     Payable for Investments Purchased                                  712,005
     Accrued Management Fees                                             52,295
                                                                   ------------
                 Total Liabilities                                      764,300
                                                                   ------------

NET ASSETS

     Paid-In Capital                                                 57,438,150
     Accumulated Undistributed Net Investment Income                    (87,388)
     Net Accumulated Realized Gain/(Loss) on Investments               (230,758)
     Net Unrealized Appreciation/(Depreciation) on Investments        8,103,891
                                                                   ------------
NET ASSETS                                                         $ 65,223,895
                                                                   ============

Shares of Beneficial Interest Outstanding                             4,101,005
                                                                   ------------
Net Asset Value Per Share                                          $      15.90
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    For the Six
                                                                   Months Ended
                                                                   May 31, 2003
                                                                    (Unaudited)
                                                                   ------------
INVESTMENT INCOME
    Interest and Dividends                                         $    261,240
                                                                   ------------
       Total Investment Income                                          261,240
                                                                   ------------

EXPENSES
    Management Fees (Note 3)                                            256,214
                                                                   ------------
       Total Expenses                                                   256,214
                                                                   ------------

    Net Investment Income                                                 5,026
                                                                   ------------


REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    Realized Gain/(Loss) on Investments                                (229,538)
    Unrealized Appreciation/(Depreciation) on Investments             4,175,930
                                                                   ------------
    Net Realized and Unrealized Gain/(Loss) on Investments            3,946,392
                                                                   ------------

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS              $  3,951,418
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE SIX         FOR THE
                                                            MONTHS ENDED      FISCAL YEAR
                                                            MAY 31, 2003         ENDED
                                                            (UNAUDITED)    NOVEMBER 30, 2002
                                                            ------------   -----------------
CHANGE IN NET ASSETS
FROM OPERATIONS
    Net Investment Income                                   $      5,026     $     18,932
    Net Realized Gain/(Loss) on Investments                     (229,538)         322,616
    Net Change Unrealized Appreciation/(Depreciation)          4,175,930         (228,921)
                                                            ------------     ------------
    Increase/(Decrease) in Net Assets from Operations          3,951,418          112,627
                                                            ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income                                        (98,514)         (55,270)
    Net Realized Gains from Security Transactions               (323,866)        (165,284)
                                                            ------------     ------------
    Net Decrease in Net Assets from Distributions               (422,380)        (220,554)
                                                            ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
    Proceeds From Sale of Shares                              15,333,930       24,925,177
    Shares Issued in Reinvestment of Dividends                   419,983          219,557
    Cost of Shares Redeemed                                   (1,867,838)      (5,980,806)
                                                            ------------     ------------
    Net Increase in Net Assets from Shareholder Activity      13,886,075       19,163,928
                                                            ------------     ------------

NET ASSETS
Net Increase in Net Assets                                    17,415,113       19,056,001
Net Assets at Beginning of Period                             47,808,782       28,752,781
Net Assets at End of Period (including accumulated
    undistributed net investment income of ($87,388)
    and $6,100 respectively)                                $ 65,223,895     $ 47,808,782
                                                            ============     ============

SHARES TRANSACTIONS
    Issued                                                     1,042,354        1,623,343
    Reinvested                                                    28,416           14,239
    Redeemed                                                    (127,061)        (398,373)
                                                            ------------     ------------
Net Increase/(Decrease) in Shares                                943,709        1,239,209
Shares Outstanding at Beginning of Period                      3,157,296        1,918,087
                                                            ------------     ------------
Shares Outstanding at End of Period                            4,101,005        3,157,296
                                                            ============     ============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
===============================================================================================================================
                                                                                                           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE SIX
                                                     MONTHS ENDED           FOR THE            FOR THE        DECEMBER 29, 1999*
                                                     MAY 31, 2003     FISCAL YEAR ENDED   FISCAL YEAR ENDED           TO
                                                     (UNAUDITED)      NOVEMBER 30, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2000
                                                     -----------      -----------------   -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.14          $    14.99          $    13.55          $    10.00
                                                      ----------          ----------          ----------          ----------

INVESTMENT OPERATIONS:
    Net Investment Income/(Loss)                            0.01                0.01                0.05                0.05
    Net Realized and Unrealized Gain/(Loss)
             on Investments                                 0.88                0.26                1.67                3.50
                                                      ----------          ----------          ----------          ----------
       Total from Investment Operations                     0.89                0.27                1.72                3.55
                                                      ----------          ----------          ----------          ----------

DISTRIBUTIONS:
   From Net Investment Income                              (0.03)              (0.03)              (0.04)               0.00
   From Realized Capital Gains                             (0.10)              (0.09)              (0.24)               0.00
                                                      ----------          ----------          ----------          ----------
               Total Distributions                         (0.13)              (0.12)              (0.28)               0.00
                                                      ----------          ----------          ----------          ----------

NET ASSET VALUE, END OF PERIOD                        $    15.90          $    15.14          $    14.99          $    13.55
                                                      ==========          ==========          ==========          ==========

TOTAL RETURN                                                5.97%               1.77%              12.75%              35.50%

Ratios/Supplemental Data
     Net Assets, End of Period (in 000's)             $   65,224          $   47,809          $   28,753          $   13,910
     Ratio of Expenses to Average Net Assets**              1.00%               1.00%               1.00%               1.00%
     Ratio of Net Investment Income/(Loss)
          to Average Net Assets**                           0.02%               0.05%               0.24%               0.46%
     Portfolio Turnover Rate**                             10.39%              47.68%              29.40%              45.88%

* Commencement of Operations
** Annualized

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    May 31, 2003
--------------------------------------------------------------------------------

NOTE 1.   ORGANIZATION

Fairholme Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management Investment Company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at .0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"). The Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks. Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser has determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2003
--------------------------------------------------------------------------------

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date plus one. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.   RELATED PARTY TRANSACTIONS

Fairholme Capital Management, L.L.C. (the "Adviser"), serves as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. The Adviser received $256,214 for their services during the six months ended May 31, 2003. Certain directors and officers of Fairholme Funds, Inc. are also directors and officers of Fairholme Capital Management, L.L.C.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of May 31, 2003, National Financial Services Corp., for the benefit of its customers, owned over 67% of the Fund.

NOTE 4.   INVESTMENTS

For the six months ended May 31, 2003 purchases and sales of investment securities, other than short-term investments, aggregated $16,617,812 and $4,244,395, respectively. The gross unrealized appreciation for all securities totaled $8,868,208 and the gross unrealized depreciation for all securities totaled ($764,317) for a net unrealized appreciation of $8,103,891. The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $57,361,678.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2003
--------------------------------------------------------------------------------

NOTE 5.   DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

     Distributions paid from:                      2003             2002
                                                ----------       ----------
        Ordinary Income                         $   98,514       $   55,270
        Long-Term Capital Gain                     323,866          165,284
                                                ----------       ----------
                                                $  422,380       $  220,554
                                                ==========       ==========

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                   Value
                                                                 ----------

     Undistributed Ordinary Income                               $    6,100
     Undistributed Long-Term Capital Gain                           323,746
     Unrealized Appreciation                                      3,926,861
                                                                 ----------
                                                                 $4,256,707
                                                                 ==========

                         (NOTES CONTINUED ON NEXT PAGE)

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2003
--------------------------------------------------------------------------------

NOTE 6.   BOARD OF DIRECTORS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 FUNDS        OTHER DIRECTORSHIPS
                        POSITION(S)    TERM OF OFFICE &                                          OVERSEEN     HELD BY DIRECTOR
                        HELD WITH      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING      BY DIRECTOR
NAME, AGE & ADDRESS     THE COMPANY    SERVED                PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz*     Director,      Each Director         Managing Member, Fairholme          1            Deputy Chairman and
Age 44                  President      serves for an         Capital Management, L.L.C., a                    a Director of
51 JFK Parkway                         indefinite term.      registered investment adviser,                   Olympus Re Holdings,
Short Hills, NJ  07078                 Mr. Berkowitz has     since October 1997.                              Ltd. a Director of
                                       served as a                                                            Safety Insurance
                                       director of the                                                        Group, Inc. and a
                                       Fund since the                                                         Trustee of First
                                       Fund's inception on                                                    Union Real Estate
                                       December 29, 1999
------------------------------------------------------------------------------------------------------------------------------------
Keith D. Trauner*       Director       Each Director         Chief Financial Officer,            1            None
Age 45                  Treasurer/     serves for an         Fairholme Capital Management,
51 JFK Parkway          Secretary      indefinite term.      L.L.C., a registered investment
Short Hills, NJ  07078                 Mr. Trauner was       adviser, employed since Feb.
                                       appointed by the      1999. Previously, President,
                                       Board to replace an   Circle Asset Management, Inc., a
                                       outgoing director     registered investment advisory
                                       in January 2002.      subsidiary of Emigrant Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
Joel L. Uchenick        Independent    Each Director         General Partner, Sherbrooke         1            Director and
Age 54                  Director       serves for an         Capital, a private equity firm,                  Chairman of the
52 Waltham Street                      indefinite term.      since Nov. 1998. Previously,                     Board, Oregon  Chai
Topsfield, MA  01983                   Mr. Uchenick has      Senior Partner, Sherbrooke                       Inc.; Board Member
                                       served as a           Associates Inc.                                  and Chief Financial
                                       director of the                                                        Officer of Cooke PH,
                                       Fund since the                                                         Inc.
                                       Fund's inception on
                                       December 29, 1999
------------------------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,      Independent    Each Director         Attorney-at-Law (private            1            None
Esq.                    Director       serves for an         practice).
Age 52                                 indefinite term.
140 Mountain Avenue                    Ms. Oppenheim has
Springfield, NJ  07081                 served as a
                                       director of the
                                       Fund since the
                                       Fund's inception on
                                       December 29, 1999
------------------------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq.     Independent    Each Director         Vice-President and Director,        1            Director, Valcor
Age 56                  Director       serves for an         Valcor Engineering Corporation.                  Engineering
1 Cleveland Place                      indefinite term.      Sole Practitioner                                Corporation
Springfield, NJ  07081                 Mr. Walters has       Attorney-at-Law.
                                       served as a
                                       director of the
                                       Fund since the
                                       Fund's inception on
                                       December 29, 1999
------------------------------------------------------------------------------------------------------------------------------------

* Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2003
--------------------------------------------------------------------------------

NOTE 7.   OTHER INFORMATION

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies and procedures are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at WWW.FAIRHOLMEFUNDS.COM. The Company's proxy voting policies and procedures may also be obtained by visiting the Securities and Exchange Commission website at WWW.SEC.GOV. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

BOARD OF DIRECTORS
     Bruce R. Berkowitz
     Avivith Oppenheim, Esq.
     Keith D. Trauner
     Joel L. Uchenick
     Leigh Walters, Esq.

OFFICERS
     Bruce R. Berkowitz, President
     Keith D. Trauner, Secretary & Treasurer

INVESTMENT ADVISER
     Fairholme Capital Management, L.L.C.
     51 JFK Parkway
     Short Hills, NJ 07078
     Telephone: 973-379-6557

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
     CITCO-Quaker Fund Services, Inc.
     1288 Valley Forge Road, Suite 88
     Valley Forge, PA 19482
     Telephone: 866-202-2263

CUSTODIAN
     UMB Bank N.A.
     1010 Grand Blvd.
     Kansas City, MO 64106

INDEPENDENT AUDITORS
     McCurdy & Associates CPA's, Inc.
     27955 Clemens Rd.
     Westlake, OH 44145

FUND COUNSEL
     David Jones & Assoc., P.C.
     395 Sawdust Road, #2148
     The Woodlands, TX 77380

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

ITEM 2.   CODE OF ETHICS.

          See Exhibit 99.2 - Code of Ethics

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Joel L. Uchenick

Independent Director

B.A. University of Massachusetts at Amherst, 1970
M.B.A. McGill University of Montreal, 1979

General Partner, Sherbrooke Capital, a private equity firm, since Nov. 1998. Previously, Senior Partner, Sherbrooke Associates Inc., a marketing firm. Director and Chairman of the Board, Oregon Chai Inc. Board Member and Chief Financial Officer of Cooke PH, Inc.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               PROXY VOTING POLICY
                                       OF
                              FAIRHOLME FUNDS, INC.
                              ---------------------

                                     PREFACE

     Fairholme Funds, Inc. (the "Company") is registered with the Securities and Exchange Commission (the "Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company is a series company, meaning that it can offer an indefinite number of series of Company shares (each such series a "Fund" and together the "Funds"). The Company currently offers shares of a single Fund, but may offer shares of additional Funds in the future. Although this policy will address itself to a single Fund, this policy applies equally with respect to the Company's currently existing Fund and any future Funds that may be offered by the Company.

The Company's affairs are generally managed by its Board of Directors (the "Board" or the "Directors"). Among its obligations to the Fund's shareholders, the Board is responsible for voting all proxies related to securities held in each Fund's investment portfolio. The Board, consistent with its fiduciary duties and pursuant to applicable rules and regulations promulgated under the 1940 Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Fund's shareholders. The Board or its designated agent(s), consistent with their duty of care, will monitor corporate actions for those securities issuers who have called upon their shareholders to vote proxies or attend shareholder meetings for the purpose of voting upon issues. Consistent with its duty of loyalty, The Board or its designated agent(s) will, in all cases, vote such proxies in a manner designed to promote shareholders' best interests.

                             KEY PROXY VOTING ISSUES

1.   GENERAL POLICIES
     ----------------

     All proxy solicitations shall be reviewed on an issuer-by-issuer basis, and each item for which a vote is sought shall be considered in the context of the company under review and the various economic impacts such item may have on the Fund's stated investment objectives. The Board or its designated agent(s) will give great weight to the views of the issuer's management, and in most cases will vote in favor of management's recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Fund's shareholder value or conflict with the Fund's policies regarding management and corporate governance. In such cases, the Board or its designated agent(s) will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Fund's shareholders.

2.   BOARDS OF DIRECTORS
     -------------------

     Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. The Company believes that directors should act in the long-term interests of their shareholders and the company as a whole. Generally, when called upon by an issuer to vote for one or more directors, the Board or its designated agent(s) will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. The Board or its designated agent(s) will consider the following factors in deciding how to vote proxies relating to director elections:

o In re-electing incumbent directors, the long-term performance of the company relative to its peers shall be the key factor in whether the Board or its designated agent(s) votes to re-elect the director(s) - The Board or its designated agent(s) will not vote to re-elect a director if the company has had consistently poor performance relative to its peers in the industry, unless the director(s) has/have taken or is/are attempting to take tangible steps to improve the company's performance.

o Whether the slate of director nominees promotes a majority of independent directors on the full board - The Board believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

o A director nominee's attendance at less than 75% of required meetings - frequent non-attendance at board meetings will be grounds for voting against re-election.

o Existence of any prior SEC violations and/or other criminal offenses - The Board will not vote in favor of a director nominee who, to Board or its designated agent(s) actual knowledge, is the subject of SEC or other criminal enforcement actions.

     The Board believes that it is in the shareholders' best interests to have knowledgeable and experienced directors serving on a company's board. To this end, The Board believes that companies should be allowed to establish director compensation packages that are designed to attract and retain such directors. When called upon to vote for director compensation proposals, the Board or its designated agent(s) will consider whether such proposals are reasonable in relation to the company's performance and resources, and are designed to attract qualified personnel yet do not overburden the company or result in a "windfall" to the directors. The Board or its designated agent(s) will carefully consider proposals that seek to impose reasonable limits on director compensation.

     In all other issues that may arise relating to directors, The Board or its designated agent(s) will vote against any proposal that clearly benefits directors at the expense of shareholders (excepting reasonable compensation to directors), and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an item-by-item basis.

3.   CORPORATE GOVERNANCE
     --------------------

     Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon to vote on such items, the Board or its designated agent(s) shall consider, without limitation, the following factors:

     i. CORPORATE DEFENSES. Although the Board or its designated agent(s) will review each proposal on a case-by-case basis, the Board or its designated agent(s) will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. The Board or its designated agent(s) will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

     ii. CORPORATE RESTRUCTURING. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining how to vote on these types of proposals, the Board or its designated agent(s) will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

     iii. CAPITAL STRUCTURE. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, the Board or its designated agent(s) will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. The Board or its designated agent(s) will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, it is believed that such action may lead to a concentration of voting power in the hands of few insiders.

     iv. EXECUTIVE COMPENSATION. The Board believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. The Board also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, the Board or its designated agent(s) will vote in favor of proposals that provide challenging performance objectives to company executives and which serve to motivate executives to better performance. The Board or its designated agent(s) will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

          The Board or its designated agent(s) will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and will generally vote in favor of shareholder proposals that seek additional disclosures on executive compensation.

     v. INDEPENDENT AUDITORS. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, The Board or its designated agent(s) generally will vote to ratify the employment or retention of a company's independent auditors unless the Board or its designated agent(s) is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

4.   SHAREHOLDER RIGHTS
     ------------------

     State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon to vote on such items, the Board or its designated agent(s) will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, the Board or its designated agent(s) will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

5.   SOCIAL AND ENVIRONMENTAL ISSUES
     -------------------------------

     When called upon to vote on items relating to social and environmental issues, the Board or its designated agent(s) will consider the following factors:

o Whether the proposal creates a stated position that could negatively affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

o    The   percentage  of  assets  of  the  company  that  will  be  devoted  to implementing the proposal;

o Whether the issue is more properly dealt with through other means, such as through governmental action;

o Whether the company has already dealt with the issue in some other appropriate way; and

o    What other companies have done in response to the issue.

While the Board generally supports shareholder proposals that seek to create good corporate citizenship, the Board or its designated agent(s) will vote against proposals that would tie up a large percentage of the assets of the company. The Board believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. The Board or its designated agent(s) will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. The Board or its designated agent(s) will generally vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

                             PROXY VOTING PROCEDURES
                                       OF
                              FAIRHOLME FUNDS, INC.
                              ---------------------

1.   THE PROXY VOTING OFFICER
     ------------------------

     The Board hereby designates the President and Treasurer of the Company as the persons responsible for voting all proxies relating to securities held in the Fund's accounts (the "Proxy Voting Officers"). Either person may act on behalf of the Board, and there shall be no requirement that both Proxy Voting Officers vote together. The Proxy Voting Officers may divide or determine responsibility for acting under this Policy in any manner they see fit. The Proxy Voting Officers shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on a pending matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

     If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund's shareholders to cast a particular vote in a manner that is contrary to this Policy, the Proxy Officer shall submit a request for a waiver to the Board stating the facts and reasons for the Proxy Voting Officer's belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

     In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present such summary to the Board along with other reports required in Section 3 below.

2.   CONFLICT OF INTEREST TRANSACTIONS
     ---------------------------------

     The Proxy Voting Officer shall submit to the Board all proxy solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund's shareholders on one hand, and those of a Director, Officer, Adviser, Sub-Adviser (if any), Principal Underwriter or any of its affiliated persons/entities (each, an "Affiliated Entity"). Conflict of interest transactions include, but are not limited to, situations where:

o an Affiliated Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer's management or the soliciting shareholder(s), when such relationship is of such closeness and intimacy that it would reasonably be construed to be of such nature that it would negatively affect the judgment of the Affiliated Entity;

o an Affiliated Entity provides brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

o an Affiliated Entity has a personal or business relationship with a candidate for directorship; or

o an Affiliated Entity manages a pension plan or administers an employee benefit plan of the issuer, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the Affiliated Entity whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.   REPORT TO THE BOARD OF TRUSTEES
     -------------------------------

     The Proxy Voting Officer shall compile and present to the Board an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his/her vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.   RESPONDING TO FUND SHAREHOLDERS' REQUEST FOR PROXY VOTING DISCLOSURE
     --------------------------------------------------------------------

     Consistent with this Policy, the Company shall, not later than July 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through the Company's website. The Company's website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Company's toll-free number as listed in its current prospectus. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

5.   RECORD KEEPING
     --------------

In connection with this Policy, the Proxy Voting Officer shall maintain a record of the following:

o copies all proxy solicitations received by the Fund, including a brief summary of the name of the issuer, the exchange ticker symbol, the CUSIP number, and the shareholder meeting date;

o a reconciliation of the proxy solicitations received and number of shares held by the Fund in the soliciting issuer;

o the analysis undertaken to ensure that the vote cast is consistent with this Policy;

o copies, if any, of any waiver request submitted to the Board along with the Board's final determination relating thereto;

o copies, if any, of all documents submitted to the Board relating to conflict of interest situations along with the Board's final determinations relating thereto;

o copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

o    copies of all votes cast;

o    copies of all quarterly summaries presented to the Board; and

o copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by the Company pursuant to applicable rules and regulations promulgated under the 1940 Act.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     Exhibit 99.2 - Code of Ethics of the Registrant

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]

     Exhibit 99.302 CERT - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.
             -------------------------------------------------------------------
By (Signature and Title)

* /s/ Bruce R. Berkowitz
-------------------------
Bruce R. Berkowitz
President

Date:  July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Bruce R. Berkowitz
------------------------
Bruce R. Berkowitz
President

Date:  July 28, 2003

By (Signature and Title)

* /s/ Keith D. Trauner
----------------------
Keith D. Trauner
Secretary/Treasurer

Date:

* Print the name and title of each signing officer under his or her signature.